Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000011001 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.64%
C000011001 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.39%
C000011001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000011001 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000011001 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
C000011001 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
C000011001 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000011001 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000011001 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000011001 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000011003 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.64%
C000011003 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.39%
C000011003 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000011003 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000011003 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
C000011003 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
C000011003 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000011003 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000011003 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000011003 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000011004 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.64%
C000011004 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.39%
C000011004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000011004 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000011004 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
C000011004 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
C000011004 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000011004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000011004 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000011004 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000011005 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.64%
C000011005 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.39%
C000011005 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000011005 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000011005 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
C000011005 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
C000011005 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000011005 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000011005 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000011005 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000211235 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.64%
C000211235 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.39%
C000211235 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000211235 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000211235 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
C000211235 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
C000211235 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000211235 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000211235 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000211235 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000011010 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
C000011010 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000011010 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
C000011010 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000011010 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
C000011010 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000011010 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000011010 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000011010 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000011010 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000011012 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
C000011012 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000011012 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
C000011012 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000011012 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
C000011012 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000011012 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000011012 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000011012 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000011012 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000011013 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
C000011013 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000011013 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
C000011013 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000011013 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
C000011013 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000011013 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000011013 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000011013 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000011013 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000011014 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
C000011014 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000011014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
C000011014 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000011014 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
C000011014 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000011014 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000011014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000011014 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000011014 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000169262 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
C000169262 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000169262 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
C000169262 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000169262 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
C000169262 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000169262 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000169262 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000169262 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000169262 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000085181 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
C000085181 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000085181 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.72%
C000085181 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.24%
C000085181 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000085181 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000085181 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%
C000085181 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000085181 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000085181 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000085182 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
C000085182 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000085182 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.72%
C000085182 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.24%
C000085182 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000085182 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000085182 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%
C000085182 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000085182 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000085182 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000085183 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
C000085183 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000085183 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.72%
C000085183 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.24%
C000085183 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000085183 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000085183 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%
C000085183 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000085183 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000085183 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000085184 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
C000085184 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000085184 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.72%
C000085184 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.24%
C000085184 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000085184 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000085184 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%
C000085184 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000085184 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000085184 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000228679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
C000228679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000228679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.72%
C000228679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.24%
C000228679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000228679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000228679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%
C000228679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000228679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000228679 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%